Summary of Significant Accounting Policies - Narrative (Details)	12 Months Ended
Dec. 31, 2015 state deferment segment payment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of business segments | segment	3
Number of states where personal lending has ceased | state	14
Finance receivables past due period	60 days
Financing receivable, period which most repurchase requests occur	5 years
Unrestricted cash and short-term maturities period	3
Likelihood of tax benefit being realized upon settlement	50.00%
Personal Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of past due contractual payments to occur before finance charges stop accruing	4
Finance receivables period for write-off	180 days
Credit card receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, number of deferments allowed in twelve month period | deferment	2
Financing receivable, period for deferment allowance	12 months
Retail Sales Finance Revolving Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of past due contractual payments to occur before finance charges stop accruing	6
Residential Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, number of past due payments to trigger property inspection	2
Financing receivable, number of past due installments to trigger foreclosure	4
Real Estate Loans Central
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, number of deferments allowed in twelve month period | deferment	1
Real Estate Loans Branch
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, number of deferments allowed in twelve month period | deferment	2
Financing receivable, period for deferment allowance	12 months
Minimum [Member] | Retail Sales Finance Retail Sales Contracts - serviced externally
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of past due contractual payments to occur before finance charges stop accruing	3
Maximum [Member] | Retail Sales Finance Retail Sales Contracts - serviced externally
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of past due contractual payments to occur before finance charges stop accruing	4